NON-FINANCIAL ASSETS AND LIABILITIES (Details 7) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total non-current	$ 26	$ 75
Total current	83	257
Income Tax Net Of Witholdings And Advances [Member]
IfrsStatementLineItems [Line Items]
Total non-current	22	69
Total current	83	257
Minimum National Income Tax [Member]
IfrsStatementLineItems [Line Items]
Total non-current	$ 4	$ 6